Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net profit (loss)	$ 2,438,095	$ 1,917,771	$ (10,995)
Adjustments for:-
Depreciation of property, plant and equipment	233,659	173,215	2,484
Deferred tax credit	(30,523)	(7,832)	(5,893)
Changes in operating assets and liabilities:
Accounts receivable	(5,932,488)	(40,219)	(29)
Inventories	1,918,499	(1,822,381)	(249,327)
Prepayments	(274,417)
Deposits paid	(8,967)	(586,096)
Accounts payable	(200,608)	200,608
Accrued expenses and other payables	365,238	23,474	34,397
Amounts due with related parties	6,045	(108,699)	292,878
Current income tax payable	621,851	370,419
Net cash (used in) provided by operating activities	(863,616)	120,260	63,515
Cash flows from investing activities
Acquisition of property, plant and equipment		(481,173)	(62,723)
Net cash used in investing activities		(481,173)	(62,723)
Cash flows from financing activities
Proceeds from borrowings	777,893
Deemed capital reduction on reorganization	(10)
Proceeds from Pro Rata Share Issuance deemed as share split	2,699
Proceeds from issuance of shares of Top Wealth International		576,912	12
Net cash provided by financing activities	780,582	576,912	12
(Decease) increase in cash and cash equivalents	(83,034)	215,999	804
Cash and cash equivalents at beginning of year	217,384	1,385	581
Cash and cash equivalents at end of year	134,350	217,384	1,385
Analysis of the balance of cash and cash equivalents
Bank balances	$ 134,350	$ 217,384	$ 1,385